BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of borrowings

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Short‑term borrowings	260,000	619,000
Total	260,000	619,000